                                VAN KAMPEN FUNDS
                    Supplement dated October 8, 1999 to the

                      Prospectus dated December 29, 1998,
                   as previously supplemented on May 3, 1999
                         Van Kampen Corporate Bond Fund
                   Van Kampen High Income Corporate Bond Fund

                      Prospectus dated December 29, 1998,
                as previously supplemented on February 22, 1999,
                         April 26, 1999 and May 3, 1999
                        Van Kampen Emerging Growth Fund

                       Prospectus dated January 28, 1999,
                   as previously supplemented on May 3, 1999
                     Van Kampen Government Securities Fund
                  Van Kampen Pennsylvania Tax Free Income Fund
                  Van Kampen U. S. Government Trust for Income
                    Van Kampen Insured Tax Free Income Fund
                  Van Kampen California Insured Tax Free Fund
                      Van Kampen Tax Free High Income Fund
                        Van Kampen Municipal Income Fund
               Van Kampen Intermediate Term Municipal Income Fund
                    Van Kampen New York Tax Free Income Fund

                       Prospectus dated January 28, 1999,
          As previously supplemented on April 16, 1999 and May 3, 1999
                Van Kampen Florida Insured Tax Free Income Fund

                        Prospectus dated March 30, 1999,
         As previously supplemented on May 3, 1999 and August 19, 1999
                       Van Kampen Growth and Income Fund

                        Prospectus dated March 30, 1999,
          As previously supplemented on May 3, 1999, September 7, 1999 and September 30
                      Van Kampen High Yield Municipal Fund

                        Prospectus dated April 30, 1999,
                   As previously supplemented on May 3, 1999
                            Van Kampen Comstock Fund
                           Van Kampen Enterprise Fund
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                     Van Kampen Real Estate Securities Fund
                       Van Kampen U. S. Government Trust

                        Prospectus dated April 30, 1999,
         As previously supplemented on May 3, 1999 and August 19, 1999
                         Van Kampen Equity Income Fund

                        Prospectus dated April 30, 1999,
         As previously supplemented on May 3, 1999 and August 26, 1999
                     Van Kampen Global Managed Assets Fund

                        Prospectus dated April 30, 1999,
                   As previously supplemented on May 3, 1999
                             Van Kampen Harbor Fund

                         Prospectus dated June 4, 1999,
                           Van Kampen Technology Fund

    The Prospectus is hereby amended by adding the following language in the fifth paragraph of the subsection entitled "EXCHANGE PRIVILEGE" before the last sentence:

    The Fund and other Participating Funds may restrict exchanges by shareholders engaged in excessive trading by limiting or disallowing the exchange privilege to such shareholders. For further information on these restrictions, see the Statement of Additional Information.

                                VAN KAMPEN FUNDS
                    Supplement dated October 8, 1999 to the

          Statement of Additional Information dated December 29, 1998,
                    As previously supplemented June 15, 1999
                         Van Kampen Corporate Bond Fund
                   Van Kampen High Income Corporate Bond Fund

          Statement of Additional Information dated January 28, 1999,
                    As previously supplemented June 15, 1999
                     Van Kampen Government Securities Fund
                  Van Kampen Pennsylvania Tax Free Income Fund
                  Van Kampen U. S. Government Trust for Income
                  Van Kampen California Insured Tax Free Fund
                Van Kampen Florida Insured Tax Free Income Fund
                    Van Kampen Insured Tax Free Income Fund
               Van Kampen Intermediate Term Municipal Income Fund
                        Van Kampen Municipal Income Fund
                    Van Kampen New York Tax Free Income Fund

           Statement of Additional Information dated March 30, 1999,
                  As previously supplemented on June 15, 1999
                       Van Kampen Growth and Income Fund
                      Van Kampen High Yield Municipal Fund

           Statement of Additional Information dated April 30, 1999,
                  As previously supplemented on June 15, 1999
                            Van Kampen Comstock Fund
                           Van Kampen Enterprise Fund
                         Van Kampen Equity Income Fund
                     Van Kampen Global Managed Assets Fund
                  Van Kampen Limited Maturity Government Fund
                     Van Kampen Real Estate Securities Fund
                        Van Kampen U. S. Government Fund

           Statement of Additional Information dated April 30, 1999,
         As previously supplemented on June 15, 1999 and August 6, 1999
                             Van Kampen Harbor Fund

            Statement of Additional Information dated June 4, 1999,
                  As previously supplemented on June 15, 1999
                           Van Kampen Technology Fund

     The following information supplements the section in the Fund's Statement of Additional Information under the heading "SHAREHOLDER SERVICES" by adding a subsection entitled "EXCHANGE PRIVILEGE."

     Beginning December 1, 1999, all shareholders will be limited to eight exchanges per fund during a rolling 365-day period.

     Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests for redemptions out of that fund during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period.

     This policy change does not apply to money market funds, systematic exchange plans, or employer-sponsored retirement plans.